TRADING ACCOUNT ASSETS AND LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trading account assets and Trading account liabilities
Trading account assets	$ 296,786	$ 285,928
Trading account liabilities	139,036	108,762
Securities sold, not yet purchased
Trading account assets and Trading account liabilities
Trading account liabilities	70,944	61,508
Derivatives, liabilities
Trading account assets and Trading account liabilities
Trading account liabilities	68,092	47,254
Derivatives, assets
Trading account assets and Trading account liabilities
Trading account assets	67,957	52,821
Mortgage-backed securities - U.S. agency-sponsored
Trading account assets and Trading account liabilities
Trading account assets	27,053	23,955
Mortgage-backed securities - Prime
Trading account assets and Trading account liabilities
Trading account assets	1,271	1,422
Mortgage-backed securities - Alt-A
Trading account assets and Trading account liabilities
Trading account assets	709	721
Mortgage-backed securities - Subprime
Trading account assets and Trading account liabilities
Trading account assets	1,382	1,211
Mortgage-backed securities - Non-U.S. residential
Trading account assets and Trading account liabilities
Trading account assets	1,476	723
Mortgage-backed securities - Commercial
Trading account assets and Trading account liabilities
Trading account assets	4,343	2,574
Mortgage-backed securities
Trading account assets and Trading account liabilities
Trading account assets	36,234	30,606
U.S. Treasury and federal agency securities
Trading account assets and Trading account liabilities
Trading account assets	20,474	14,837
U.S. Treasury
Trading account assets and Trading account liabilities
Trading account assets	18,906	13,537
Agency obligations
Trading account assets and Trading account liabilities
Trading account assets	1,568	1,300
State and municipal securities
Trading account assets and Trading account liabilities
Trading account assets	3,402	3,207
Foreign government securities
Trading account assets and Trading account liabilities
Trading account assets	64,937	74,856
Corporate
Trading account assets and Trading account liabilities
Trading account assets	27,797	30,534
Equity securities
Trading account assets and Trading account liabilities
Trading account assets	57,846	61,776
Asset-backed securities
Trading account assets and Trading account liabilities
Trading account assets	4,546	5,616
Other trading assets
Trading account assets and Trading account liabilities
Trading account assets	$ 13,593	$ 11,675